Asbestos - Summary of Changes in Asbestos Liability (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($) Rate	Mar. 31, 2013 AUD	Mar. 31, 2012 USD ($) Rate	Mar. 31, 2011 USD ($)
Asbestos Claims [Line Items]
Asbestos liability, Beginning balance	$ (1,662.6)	(1,598.4)
Asbestos claims paid	125.1	121.3
AICF claims-handling costs incurred	2.5	2.4
Change in actuarial estimate	(163.0)	(156.4)	(67.8)	9.8
Change in estimate of AICF claims-handling costs	5.9	5.7	8.4	12.2
Loss on foreign currency exchange	(1.6)
Asbestos liability, Ending balance	$ (1,693.7)	(1,625.4)	$ (1,662.6)
Exchange rate, Beginning balance	0.9614	0.9614
Asbestos claims paid, Exchange rate	0.9694	0.9694
AICF claims-handling costs incurred, Exchange rate	0.9694	0.9694
Change in actuarial estimate, Exchange rate	0.9597	0.9597
Change in estimate of AICF claims-handling costs, Exchange rate	0.9597	0.9597
Exchange rate, Ending balance	0.9597	0.9597	0.9614